WARRANT LIABILITY	12 Months Ended
Dec. 31, 2025
Warrant Liability
WARRANT LIABILITY

NOTE 16 – WARRANT LIABILITY:

Certain warrants issued between November 2, 2022 and January 4, 2024, were issued with an exercise price denominated in US Dollars rather than the functional currency of the Company – New Israeli Shekels (NIS). As of December 31, 2025, there are 1,286,808 such warrants outstanding (“Liability Warrants”), see note 19 (a)(ii).

Under IAS 32 Financial Instruments: Presentation, a contract that will be settled by the exchange of a fixed number of the Company’s own equity instruments for a fixed amount of cash qualifies as an equity instrument. This is commonly referred to as the “fixed-for-fixed” criterion.

Because the exercise price of the warrants is denominated in a currency different from the Company’s functional currency, the amount of functional currency cash to be received upon exercise varies as a result of changes in foreign exchange rates. Accordingly, the warrants do not meet the fixed-for-fixed criterion and are classified as derivative financial liabilities.

The warrants are initially recognized at fair value and subsequently remeasured at fair value at each reporting date in accordance with IFRS 9 Financial Instruments. Changes in fair value are recognized in profit or loss within finance income (expense).

The fair value of the warrants is determined using an option pricing model that incorporates assumptions including share price, exercise price, expected volatility, expected life, risk-free interest rate and foreign exchange rates

The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 93%-110% using the historical prices of the Company, risk-free interest rate of 3.62%-4.45%, expected life of 2.00 years and exercise price of CAD$3.90-CAD$7.475.

Level 3 for the period ended on December 31, 2025:

Balance at December 31, 2023	$3,075
Issuance of warrants	1,027
Warrant exercise	(450)
Revaluation at December 31, 2024	4,384
Effect of changes in foreign exchange rates	(293)
Balance at December 31, 2024	$7,743
Expiration of warrants	(816)
Warrant exercise	(5,592)
Revaluation at December 31, 2025	2,218
Effect of changes in foreign exchange rates	(2,977)
Balance at December 31, 2025	$576

For the year ended December 31, 2025, the Company recorded a loss on the revaluation of Liability Warrants in the amount of $998 (for the year ended December 31, 2024 - $4,384).